SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 15, 2020
to the Class F Prospectus dated January 31, 2020, as restated on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1271 (5/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 15, 2020
to the Class Y Prospectus dated January 31, 2020, as restated on March 18, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1272 (5/20)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated May 15, 2020
to the Statement of Additional Information ("SAI") dated January 31, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust is hereby deleted.

In addition, under the same section, under the heading titled 'Portfolio Management," under the sub-heading titled "DIFA," the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1273 (5/20)